Consolidated Balance Sheets - USD ($)	Feb. 29, 2020	May 31, 2019	May 31, 2018
Current Assets
Cash and cash equivalents	$ 235,679	$ 1,540,158	$ 458,063
Accounts receivable	95,644
Inventory	22,822
Prepaid expenses	10,133		3,168
Total Current Assets	364,278	1,540,158	461,231
Other Assets
Goodwill	5,107,141	4,456,250
Intangible assets, net	2,246,223	1,528,441
Deferred brokerage fees	189,682
Property and equipment	252,966	117,231
Right of use asset, operating lease	210,602	100,146
Security deposits	14,885	12,317
Cash held in trust account			52,895,652
Due from related party	12,699
Deferred equity issuance costs	74,198
Total Other Assets	8,108,396	6,214,385	52,895,652
TOTAL ASSETS	8,472,674	7,754,543	53,356,883
Current Liabilities
Loan payable- related party		93,761	81,618
Accounts payable	69,048
Accrued expenses	548,307	691,940	63,579
Convertible note payable	1,000,000	1,000,000
Operating lease obligation, current	56,869	32,045
Deferred legal fees			100,000
Common stock payable	50,000
Total Current Liabilities	1,724,224	1,817,746	245,197
Operating lease obligation, net of current portion	153,732	68,876
Deferred underwriting fees			1,820,000
Deferred revenues	371,711
Total Liabilities	2,249,667	1,886,622	2,065,197
Commitments
Common stock subject to possible redemption, $0.0001 par value; -0- and 4,560,757 shares as of May 31, 2019 and May 31, 2018, respectively at redemption value			46,291,685
Stockholders' Equity
Preferred stock, value
Common stock, value	786	700	225
Additional paid-in capital	11,034,952	9,442,027	5,009,310
Accumulated deficit	(4,825,730)	(3,574,806)	(9,534)
Total Simplicity Esports and Gaming Company Stockholders' Equity	6,210,008	5,867,921
Non-Controlling Interest	12,999
Total Equity	6,223,007	5,867,921	5,000,001
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,472,674	$ 7,754,543	$ 53,356,883